UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21880
Oppenheimer Rochester Michigan Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: March 31
Date of reporting period: 09/30/2009

Item 1. Reports to Stockholders.
September 30, 2009 Oppenheimer RochesterTM Michigan Municipal Fund Management Commentaries and Semiannual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Managers S E M I A N N U A L R E P O RT Listing of Top Holdings Listing of Investments Financial Statements “Technology allows investors to be more informed than ever, but it doesn’t change our advice to shareholders: Invest for the long term and let tax-free income compound over time.” —Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories
Hospital/Health Care	21.0%
Tobacco—Master Settlement Agreement	14.7
Municipal Leases	8.7
Education	7.6
Not-for-profit Organization	6.2
Tax Increment Financing (TIF)	5.6
Sewer Utilities	4.7
General Obligation	4.6
Sales Tax Revenue	4.2
Water Utilities	3.5
Portfolio holdings are subject to change. Percentages are as of September 30, 2009, and are based on total assets.

Credit Allocation
AAA	4.9%
AA	7.2
A	13.2
BBB	35.3
BB or lower	39.4
Credit allocations are subject to change. Percentages are based on the total market value of investments as of September 30, 2009. Market value, the total value of the Fund’s securities, does not include cash. Credit allocations include securities rated by national ratings organizations as well as unrated securities. Unrated securities have been assigned ratings by the manager and are deemed comparable, in the Manager’s judgment, to the rated securities in each category; they represented 23.45% of the Fund’s investments at the end of this reporting period. All ratings are shown as the equivalent S&P rating. AAA, AA, A and BBB are investment-grade ratings.
15 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This report must be preceded or accompanied by the current prospectus of the Oppenheimer Rochester Michigan Municipal Fund.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, Fund summary prospectuses, contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 6/21/06. Unless otherwise noted, Class A returns include the current maximum initial sales of 4.75%.
Class B shares of the Fund were first publicly offered on 6/21/06. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 6/21/06. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
16 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
17 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

FUND EXPENSES Continued
the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2009	September 30, 2009	September 30, 2009

Actual
Class A	$1,000.00	$1,315.70	$5.18
Class B	1,000.00	1,310.80	9.59
Class C	1,000.00	1,311.30	9.59

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.61	4.52
Class B	1,000.00	1,016.80	8.38
Class C	1,000.00	1,016.80	8.38
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2009 are as follows:

Class	Expense Ratios

Class A	0.89%
Class B	1.65
Class C	1.65
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
18 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—103.7%
Michigan—74.7%
$50,000	Barry County, MI Building Authority[1]	5.650%	07/01/2017	$48,627
50,000	Benton Harbor, MI Charter COP[1]	8.000	05/01/2032	38,302
80,000	Center, MI Academy COP[1]	7.500	10/01/2029	59,463
100,000	Chelsea, MI EDC (United Methodist Retirement Communities)[1]	5.400	11/15/2027	96,193
20,000	Clare County, MI Sewer Disposal System[1]	5.750	11/01/2019	20,432
85,000	Concord, MI Academy Petoskey COP[1]	7.750	12/01/2020	80,096
95,000	Concord, MI Academy Petoskey COP[1]	8.375	12/01/2030	89,236
500,000	Dearborn, MI EDC (Henry Ford Village)[1]	7.125	11/15/2043	454,915
115,000	Detroit, MI GO1	5.000	04/01/2014	109,779
40,000	Detroit, MI GO1	5.000	04/01/2022	41,166
785,000	Detroit, MI GO1	5.250	04/01/2024	650,467
100,000	Detroit, MI GO1	5.375	04/01/2014	98,647
150,000	Detroit, MI GO1	5.375	04/01/2015	145,866
390,000	Detroit, MI Local Devel. Finance Authority[1]	5.500	05/01/2021	188,588
115,000	Detroit, MI Local Devel. Finance Authority[1]	5.500	05/01/2021	55,609
140,000	Detroit, MI Local Devel. Finance Authority[1]	6.700	05/01/2021	68,786
2,565,000	Detroit, MI Local Devel. Finance Authority[1]	6.850	05/01/2021	1,259,415
240,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375	05/01/2018	116,374
350,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375	05/01/2021	169,341
750,000	Detroit, MI Sewer Disposal System[1]	7.500	07/01/2033	970,065
1,000,000	Detroit, MI Water Supply System[1]	6.250	07/01/2036	1,109,320
250,000	Dickinson County, MI Healthcare System[1]	5.700	11/01/2018	252,575
20,000	Farmington Hills, MI EDC (Botsford General Hospital)[1]	5.700	02/15/2015	20,015
195,000	Farmington Hills, MI EDC (Botsford General Hospital)[1]	5.750	02/15/2025	194,994
95,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375	07/01/2018	87,363
60,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375	07/01/2028	50,073
230,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375	07/01/2028	191,947
15,000	Garden City, MI Hospital Finance Authority (Garden City Hospital Osteopathic)[1]	5.750	09/01/2017	13,878
5,000	Grand Rapids, MI Charter Township (Porter Hills Foundation)[1]	5.200	07/01/2014	5,009
500,000	Grand Traverse Academy, MI Public School Academy[1]	4.625	11/01/2027	373,160
200,000	Grand Traverse Academy, MI Public School Academy[1]	4.750	11/01/2032	143,994
250,000	Grand Traverse Academy, MI Public School Academy[1]	5.000	11/01/2022	210,433
F1 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Michigan Continued
$50,000	Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare)[1]	5.500%	07/01/2018	$50,208
20,000	Gratiot County, MI EDC (Grand Lodge of Free & Accepted Masons of Michigan)[1]	5.000	11/15/2014	20,012
155,000	Highland Park, MI Building Authority[1]	7.750	05/01/2018	180,147
5,000	Hillsdale County, MI Intermediate School District[1]	5.700	05/01/2010	5,017
40,000	Hillsdale, MI Hospital Finance Authority (Community Health Center)[1]	5.250	05/15/2026	34,092
30,000	Houghton, MI Tax Increment Finance Authority[1]	6.000	05/01/2019	30,009
20,000	Ionia, MI GO1	6.750	04/01/2015	20,226
250,000	Iron River, MI Hospital Finance Authority (Iron County Community Hospitals)[1]	6.500	05/15/2040	225,342
10,000	Kent County, MI Airport Facility (Kent County International Airport)[1]	5.000	01/01/2017	10,021
135,000	Kent County, MI Airport Facility (Kent County International Airport)[1]	5.000	01/01/2028	132,768
10,000	Mackinac Island, MI Park Commission[1]	5.800	09/01/2013	10,028
35,000	Melvindale, MI Water Supply & Sewer[1]	5.700	06/01/2016	35,249
700,000	MI Building Authority, Series I1	5.250	10/15/2026	768,124
85,000	MI Discovery Elementary School COP (Public School Academy)[1]	8.125	10/01/2031	26,546
85,000	MI George Washington Carver Public School Academy COP[1]	8.000	09/01/2017	74,120
510,000	MI George Washington Carver Public School Academy COP[1]	8.125	09/01/2030	408,133
100,000	MI Higher Education Student Loan Authority[1]	5.000	03/01/2031	93,391
20,000	MI Higher Education Student Loan Authority[1]	5.750	06/01/2013	19,030
10,000	MI Hospital Finance Authority (Central Michigan Community Hospital)[1]	6.250	10/01/2027	10,002
60,000	MI Hospital Finance Authority (Crittenton Hospital Medical Center)[1]	5.625	03/01/2027	60,320
245,000	MI Hospital Finance Authority (Detroit Medical Center Obligated Group)[1]	5.250	08/15/2023	180,009
2,380,000	MI Hospital Finance Authority (Detroit Medical Center Obligated Group)[1]	5.250	08/15/2027	1,636,179
20,000	MI Hospital Finance Authority (Detroit Medical Center)[1]	6.500	08/15/2018	18,235
5,000	MI Hospital Finance Authority (Detroit Medical Center)[1]	8.125	08/15/2012	5,003
1,000,000	MI Hospital Finance Authority (Henry Ford Health System)[1]	5.250	11/15/2046	931,650
50,000	MI Hospital Finance Authority (Holland Community Hospital)[1]	5.625	01/01/2028	50,016
25,000	MI Hospital Finance Authority (Memorial Hospital)[1]	5.875	11/15/2021	25,262
10,000	MI Hospital Finance Authority (Mercy Health Services)[1]	5.375	08/15/2016	10,036
F2 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

Michigan Continued
$20,000	MI Hospital Finance Authority (Port Huron Hospital/ Marwood Manor Nursing Home)[1]	5.500%		07/01/2015	$20,057
5,000	MI Hospital Finance Authority (Sinai-Grace Hospital)[1]	6.625		01/01/2016	4,767
160,000	MI Hospital Finance Authority (Sinai-Grace Hospital)[1]	6.700		01/01/2026	138,606
5,000	MI Hospital Finance Authority (St. John Medical Center)[1]	5.250		05/15/2026	5,018
205,000	MI Hospital Finance Authority (Trinity Health)[1]	6.000		12/01/2027	210,963
45,000	MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.)[2]	5.500		01/15/2018	45,060
65,000	MI Hsg. Devel. Authority (Charter Square)[1]	5.500		01/15/2021	65,066
10,000	MI Hsg. Devel. Authority (Charter Square)[1]	5.500		01/15/2021	10,010
500,000	MI Hsg. Devel. Authority (Rental Hsg.)[1]	6.000		10/01/2045	519,360
40,000	MI Hsg. Devel. Authority (Rental Hsg.)[1]	6.100		10/01/2033	40,026
145,000	MI Hsg. Devel. Authority (Section 8 Assisted Mtg.)	7.941	[3]	04/01/2014	103,446
10,000	MI Hsg. Devel. Authority (Walled Lake Villa)[1]	6.000		04/15/2018	10,019
150,000	MI John Tolfree Health System Corp.[1]	5.850		09/15/2013	131,601
830,000	MI John Tolfree Health System Corp.[1]	6.000		09/15/2023	755,400
200,000	MI Landmark Academy Public School COP[1]	8.375		06/01/2031	193,292
5,000	MI Municipal Bond Authority[1]	5.375		11/01/2020	5,015
5,000	MI Municipal Bond Authority[1]	5.650		05/01/2011	5,019
60,000	MI New Beginnings Academy COP[1]	8.000		02/01/2032	51,461
125,000	MI Pansophia Academy COP[1]	7.000		06/01/2029	85,795
1,000,000	MI Public Educational Facilities Authority (American Montessori)[1]	6.500		12/01/2037	833,890
400,000	MI Public Educational Facilities Authority (Black River School)[1]	5.800		09/01/2030	315,688
200,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	169,610
45,000	MI Strategic Fund Limited Obligation (Clark Retirement Community/Clark Retirement Community Foundation Obligated Group)[1]	5.650		09/01/2029	45,135
230,000	MI Strategic Fund Limited Obligation (Detroit Edison Company)[1]	5.550		09/01/2029	230,651
460,000	MI Strategic Fund Limited Obligation (Detroit Edison Company)[1]	5.650		09/01/2029	462,130
50,000	MI Strategic Fund Limited Obligation (Dow Chemical Company)[1]	5.500		12/01/2028	50,939
120,000	MI Strategic Fund Limited Obligation (Ford Motor Company), Series A	6.550		10/01/2022	85,531
50,000	MI Strategic Fund Limited Obligation (Imperial Holly Corp.)[1]	6.250		11/01/2015	37,878
943,628	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	5.850		08/31/2027	808,416
F3 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Michigan Continued
$2,000,000	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875%		08/31/2028	$1,885,840
245,000	MI Strategic Fund Solid Waste (S.D. Warren & Company)[1]	7.375		01/15/2022	201,633
600,000	MI Strategic Fund Solid Waste (Waste Management of MI)[1]	4.625		12/01/2012	614,262
1,250,000	MI Tobacco Settlement Finance Authority[1]	6.000		06/01/2034	1,132,438
1,500,000	MI Tobacco Settlement Finance Authority[1]	6.875		06/01/2042	1,417,305
75,650,000	MI Tobacco Settlement Finance Authority	7.249	[3]	06/01/2052	1,570,494
125,000,000	MI Tobacco Settlement Finance Authority	7.500	[3]	06/01/2052	2,343,750
10,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A1	6.600		06/01/2022	10,017
20,000	Muskegon County, MI Building Authority[1]	5.625		07/01/2010	20,070
50,000	New Buffalo, MI GO1	5.300		04/01/2014	50,557
5,000	Northern MI University[1]	5.125		12/01/2020	5,006
30,000	Oceola Township, MI Special Assessment[1]	6.000		06/01/2014	30,329
30,000	Oceola Township, MI Special Assessment[1]	6.000		06/01/2015	30,314
25,000	Ottawa County, MI (Grand Haven Township System Extensions)[1]	5.750		07/01/2015	25,320
25,000	Ottawa County, MI (Jamestown Township System Extension No. 1)[1]	5.900		05/01/2015	25,114
10,000	Ottawa County, MI Building Authority[1]	4.900		11/01/2009	10,039
50,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.375		11/01/2030	40,083
175,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.625		11/01/2035	140,849
100,000	Pontiac, MI Sewer Disposal[1]	5.750		01/01/2020	60,520
720,000	Pontiac, MI Tax Increment Finance Authority[1]	5.375		06/01/2017	506,009
115,000	Pontiac, MI Tax Increment Finance Authority[1]	6.250		06/01/2022	74,314
790,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	8.250		09/01/2039	937,801
15,000	Saginaw County, MI (Williamson Acres Drain)[1]	5.000		06/01/2018	15,107
250,000	Saginaw, MI Hospital Finance Authority (Covenant Medical Center)[1]	6.500		07/01/2030	253,988
20,000	Scio Township, MI Building Authority[1]	5.650		05/01/2016	20,134
25,000	Scio Township, MI Building Authority[1]	5.650		05/01/2017	25,162
10,000	Star International Academy, MI COP[1]	8.000		03/01/2033	10,051
785,000	Wayne County, MI Building Authority[1]	5.250		06/01/2016	787,779
25,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.000		12/01/2019	24,880
95,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.000		12/01/2028	87,924
50,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.250		12/01/2014	50,549
F4 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

Michigan Continued
$500,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)[1]	6.000%		12/01/2029	$396,020
5,000	Webberville, MI Water Supply & Wastewater Treatment[1]	6.500		11/01/2018	5,003

					30,731,813
U.S. Possessions—29.0%
30,000	Guam Government Waterworks Authority & Wastewater System[1]	6.000		07/01/2025	30,371
1,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[4]	07/01/2024	989,310
250,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2032	252,220
5,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	4,940
60,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2042	58,671
15,000	Puerto Rico IMEPCF (American Airlines)	6.450		12/01/2025	10,505
250,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	233,433
210,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600		10/01/2014	215,384
700,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250		10/01/2024	686,007
1,855,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	1,697,455
75,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	6.500		07/01/2012	75,030
25,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	6.500		07/01/2026	22,285
75,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)[1]	5.750		06/01/2029	37,470
1,360,000	Puerto Rico Port Authority (American Airlines), Series A	6.250		06/01/2026	1,042,236
15,000	Puerto Rico Public Buildings Authority[1]	5.125		07/01/2024	15,031
500,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2031	572,845
1,500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	1,667,445
500,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2021	546,980
250,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	270,030
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	0.000	[4]	08/01/2032	765,450
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.750		08/01/2057	1,090,920
700,000	University of Puerto Rico, Series P1	5.000		06/01/2019	713,062
700,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	5.875		07/01/2022	713,412
250,000	V.I. Water & Power Authority, Series A1	5.000		07/01/2031	244,148

					11,954,640

Total Investments, at Value (Cost $50,623,783)—103.7%					42,686,453
Liabilities in Excess of Other Assets—(3.7)					(1,540,366)

Net Assets—100.0%					$41,146,087

F5 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments
1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.
2. Illiquid security. The aggregate value of illiquid securities as of September 30, 2009 was $45,060,which represents 0.11% of the Fund’s net assets. See Note 5 of accompanying Notes.
3. Zero coupon bond reflects effective yield on the date of purchase.
4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Michigan	$—	$30,731,813	$—	$30,731,813
U.S. Possessions	—	11,954,640	—	11,954,640

Total Assets	$—	$42,686,453	$—	$42,686,453

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

COP	Certificates of Participation
EDC	Economic Devel. Corp.
FHA	Federal Housing Agency/Authority
GO	General Obligation
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

September 30, 2009

Assets
Investments, at value (cost $50,623,783)—see accompanying statement of investments	$42,686,453
Cash	288,163
Receivables and other assets:
Interest	721,703
Shares of beneficial interest sold	419,172
Investments sold	30,000
Due from Manager	604
Other	3,120

Total assets	44,149,215

Liabilities
Payables and other liabilities:
Payable on borrowings (See Note 6)	2,700,000
Shares of beneficial interest redeemed	167,349
Dividends	56,063
Distribution and service plan fees	14,035
Shareholder communications	4,824
Trustees’ compensation	2,762
Transfer and shareholder servicing agent fees	1,739
Interest expense on borrowings	647
Other	55,709

Total liabilities	3,003,128

Net Assets	$41,146,087

Composition of Net Assets
Par value of shares of beneficial interest	$4,368
Additional paid-in capital	58,607,012
Accumulated net investment income	775,513
Accumulated net realized loss on investments	(10,303,476)
Net unrealized depreciation on investments	(7,937,330)

Net Assets	$41,146,087

F7 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $30,693,503 and 3,257,553 shares of beneficial interest outstanding)	$9.42
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$9.89
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,478,438 and 156,907 shares of beneficial interest outstanding)	$9.42
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $8,974,146 and 953,500 shares of beneficial interest outstanding)	$9.41
See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended September 30, 2009

Investment Income
Interest	$1,571,617

Expenses
Management fees	95,544
Distribution and service plan fees:
Class A	16,981
Class B	4,929
Class C	32,320
Transfer and shareholder servicing agent fees:
Class A	5,965
Class B	707
Class C	2,862
Shareholder communications:
Class A	6,210
Class B	859
Class C	2,872
Borrowing fees	27,627
Legal, auditing and other professional fees	23,449
Interest expense on borrowings	6,980
Trustees’ compensation	638
Custodian fees and expenses	425
Other	3,168

Total expenses	231,536
Less waivers and reimbursements of expenses	(48,605)

Net expenses	182,931

Net Investment Income	1,388,686

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(3,847,823)
Net change in unrealized depreciation on investments	12,319,907

Net Increase in Net Assets Resulting from Operations	$9,860,770

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	September 30, 2009	March 31,
	(Unaudited)	2009

Operations
Net investment income	$1,388,686	$3,111,482
Net realized loss	(3,847,823)	(5,362,334)
Net change in unrealized depreciation	12,319,907	(14,082,171)

Net increase (decrease) in net assets resulting from operations	9,860,770	(16,333,023)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(1,177,573)	(2,408,518)
Class B	(38,462)	(54,775)
Class C	(253,259)	(388,518)

	(1,469,294)	(2,851,811)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(2,936,126)	2,402,756
Class B	541,102	178,399
Class C	2,036,656	1,202,162

	(358,368)	3,783,317

Net Assets
Total increase (decrease)	8,033,108	(15,401,517)
Beginning of period	33,112,979	48,514,496

End of period (including accumulated net investment income of $775,513 and $856,121, respectively)	$41,146,087	$33,112,979

See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended September 30, 2009

Cash Flows from Operating Activities
Net increase in net assets from operations	$9,860,770
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(9,898,618)
Proceeds from disposition of investment securities	6,562,629
Short-term investment securities, net	4,688,667
Premium amortization	25,436
Discount accretion	(377,206)
Net realized loss on investments	3,847,823
Net change in unrealized depreciation on investments	(12,319,907)
Increase in interest receivable	(47,442)
Increase in receivable for securities sold	(6,444)
Increase in other assets	(207)
Decrease in payable for securities purchased	(974,360)
Increase in payable for accrued expenses	14

Net cash provided by operating activities	1,361,155

Cash Flows from Financing Activities
Proceeds from bank borrowings	13,600,000
Payments on bank borrowings	(13,000,000)
Proceeds from shares sold	9,078,086
Payments on shares redeemed	(10,055,443)
Cash distributions paid	(953,774)

Net cash used in financing activities	(1,331,131)

Net increase in cash	30,024
Cash, beginning balance	258,139

Cash, ending balance	$288,163

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $523,369.
Cash paid for interest on bank borrowings—$8,037.
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	September 30, 2009		Year Ended March 31,
Class A	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$7.47	$12.20	$14.43	$13.60

Income (loss) from investment operations:
Net investment income[2]	.33	.77	.83	.65
Net realized and unrealized gain (loss)	1.97	(4.79)	(2.39)	.64

Total from investment operations	2.30	(4.02)	(1.56)	1.29

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.35)	(.71)	(.67)	(.46)

Net asset value, end of period	$9.42	$7.47	$12.20	$14.43

Total Return, at Net Asset Value[3]	31.57%	(33.84)%	(11.14)%	9.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,694	$27,122	$40,660	$17,170

Average net assets (in thousands)	$27,239	$33,158	$33,865	$11,550

Ratios to average net assets:[4]
Net investment income	8.16%	7.92%	6.12%	5.82%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.92%	0.89%	0.83%	1.35%
Interest and fees from borrowings	0.20%	0.85%	1.16%	1.28%
Interest and fees on short-term floating rate notes issued	—	0.24%[5]	0.68%[5]	0.34%[5]

Total expenses	1.12%	1.98%	2.67%	2.97%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	0.89%	1.04%	1.48%	1.14%

Portfolio turnover rate	23%	62%	104%	4%

1.	For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expense ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 0.80%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

	Six Months
	Ended
	September 30, 2009		Year Ended March 31,
Class B	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$7.47	$12.20	$14.43	$13.60

Income (loss) from investment operations:
Net investment income[2]	.30	.70	.72	.51
Net realized and unrealized gain (loss)	1.97	(4.80)	(2.38)	.69

Total from investment operations	2.27	(4.10)	(1.66)	1.20

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.32)	(.63)	(.57)	(.37)

Net asset value, end of period	$9.42	$7.47	$12.20	$14.43

Total Return, at Net Asset Value[3]	31.08%	(34.35)%	(11.82)%	9.03%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,478	$682	$918	$506

Average net assets (in thousands)	$987	$839	$801	$196

Ratios to average net assets:[4]
Net investment income	7.24%	7.18%	5.34%	4.55%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	2.01%	2.20%	2.10%	3.15%
Interest and fees from borrowings	0.20%	0.85%	1.16%	1.28%
Interest and fees on short-term floating rate notes issued	—	0.24%[5]	0.68%[5]	0.34%[5]

Total expenses	2.21%	3.29%	3.94%	4.77%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.65%	1.79%	2.23%	1.89%

Portfolio turnover rate	23%	62%	104%	4%

1.	For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expense ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
     See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	September 30, 2009		Year Ended March 31,
Class C	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$7.46	$12.19	$14.42	$13.60

Income (loss) from investment operations:
Net investment income[2]	.30	.70	.72	.52
Net realized and unrealized gain (loss)	1.97	(4.80)	(2.38)	.67

Total from investment operations	2.27	(4.10)	(1.66)	1.19

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.32)	(.63)	(.57)	(.37)

Net asset value, end of period	$9.41	$7.46	$12.19	$14.42

Total Return, at Net Asset Value[3]	31.13%	(34.38)%	(11.83)%	8.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,974	$5,309	$6,936	$2,309

Average net assets (in thousands)	$6,467	$5,962	$5,750	$845

Ratios to average net assets:[4]
Net investment income	7.34%	7.15%	5.33%	4.63%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.88%	2.02%	1.87%	2.48%
Interest and fees from borrowings	0.20%	0.85%	1.16%	1.28%
Interest and fees on short-term floating rate notes issued	—	0.24%[5]	0.68%[5]	0.34%[5]

Total expenses	2.08%	3.11%	3.71%	4.10%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.65%	1.79%	2.23%	1.89%

Portfolio turnover rate	23%	62%	104%	4%

1.	For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expense ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester Michigan Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current interest income exempt from federal and Michigan state income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale
F15 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
F16 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. During the fiscal year ended March 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of March 31, 2009, the Fund had available for federal income tax purposes post-October losses of $1,032,775 and unused capital loss carryforwards as follows:

Expiring

2015	$184
2016	1,046,240
2017	4,376,454

Total	$5,422,878

As of September 30, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $10,303,476 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended September 30, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$50,623,783

Gross unrealized appreciation	$1,871,549
Gross unrealized depreciation	(9,808,879)

Net unrealized depreciation	$(7,937,330)

F17 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$132
Payments Made to Retired Trustees	—
Accumulated Liability as of September 30, 2009	1,743
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash
F18 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	738,451	$6,155,127	1,040,629	$9,815,878
Dividends and/or distributions reinvested	43,514	358,894	57,415	527,247
Redeemed	(1,155,009)	(9,450,147)	(798,896)	(7,940,369)

Net increase (decrease)	(373,044)	$(2,936,126)	299,148	$2,402,756

Class B
Sold	72,204	$597,046	25,522	$266,758
Dividends and/or distributions reinvested	2,698	22,300	3,656	33,212
Redeemed	(9,257)	(78,244)	(13,155)	(121,571)

Net increase	65,645	$541,102	16,023	$178,399

F19 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended September 30, 2009		Year Ended March 31, 2009
	Shares	Amount	Shares	Amount

Class C
Sold	306,994	$2,587,079	405,757	$3,615,480
Dividends and/or distributions reinvested	17,243	142,175	24,851	227,475
Redeemed	(82,218)	(692,598)	(288,010)	(2,640,793)

Net increase	242,019	$2,036,656	142,598	$1,202,162

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$9,898,618	$6,562,629
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.55%
Next $500 million	0.50
Next $500 million	0.45
Over $1.5 billion	0.40
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended September 30, 2009, the Fund paid $9,030 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered
F20 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2009 were as follows:

Class B	$57,619
Class C	125,205
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

September 30, 2009	$22,907	$—	$2	$577
Waivers and Reimbursements of Expenses. Prior to July 1, 2009, the Manager had voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” excluding expenses attributable to the Fund’s investments in inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings. This voluntary undertaking may be amended or withdrawn by the Manager at any time without shareholder notice. During the six months ended September 30, 2009, the Manager reimbursed $31,835, $2,763 and $14,007 for Class A, Class B and Class C shares, respectively.
F21 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of September 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.3176% as of September 30, 2009). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended September 30, 2009 equal 0.20% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
F22 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

As of September 30, 2009, the Fund had borrowings outstanding at an interest rate of 0.3176%. Details of the borrowings for the six months ended September 30, 2009 are as follows:

Average Daily Loan Balance	$2,156,284
Average Daily Interest Rate	0.616%
Fees Paid	$27,937
Interest Paid	$8,037
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 17, 2009, the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
During 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A lawsuit has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those lawsuits relate to the alleged investment
F23 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued

fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance or the Manager, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F24 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
19 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz and Michael Camarella, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load Michigan municipal debt funds. The Board noted that the Fund’s one-year and since inception performance were below its peer group median as of December 31, 2008. The Board also noted that the Fund’s recent performance has improved and its year-to date performance through June 30, 2009 (the most recent date available at the Board meeting at which the independent Trustees considered the matter) was in the top quintile of its peer group category.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other Michigan municipal debt funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive fees, after which total expenses after payments, waivers, and/or reimbursements and reduction to custodian expenses
20 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

(excluding expenses attributable to the Fund’s investments in inverse floaters and interest and fees from borrowing) will not exceed 0.80% for Class A shares and 1.55% for Class B shares and Class C shares, respectively, of average annual net assets for each share class, which may be modified or terminated at any time without notice to shareholders. The Board noted that the Fund’s contractual and actual management fees and total expenses were lower than or equal to its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
21 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
     This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
22 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Michigan Municipal Fund

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	11/10/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	11/10/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	11/10/2009